FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 221 W 6th Street, Suite 1225
         Austin, TX 78701

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          May 13, 2011



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: $388,533
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                        MARKET SHARED
                                                                         VALUE SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES   ($000)  (A)   (B)    (C)     MGR      (A)     (B)       (C)

Advisory Board Co                         COM      762W107       93921     4837  X                             93921       0       0
Alaska Communications Systems             COM      01167P101     40700      433  X                             40700       0       0
AltiGen Communications Inc                COM      21489109     267600      270  X                            267600       0       0
American Dental Partners                  COM      25353103     900325    11812  X                            900325       0       0
American Express Company                  COM      25816109      13844      626  X                             13844       0       0
American Public Education                 COM      2913V103     293238    11861  X                            293238       0       0
Ascent Media Corp                         CL A     43632108       6796      332  X                              6796       0       0
Automatic Data Processing                 COM      53015103      14280      733  X                             14280       0       0
Berkshire Hathaway Inc                    CL A     84670108          5      627  X                                 5       0       0
Berkshire Hathaway Inc                    CL B     84670207       6730      563  X                              6730       0       0
BIDZ.com Inc.                             COM      08883T200   1453862     2137  X                           1453862       0       0
Brookfield Asset Management Inc           COM      112585104     28775      934  X                             28775       0       0
Capital Southwest Corp                    COM      140501107      2709      248  X                              2709       0       0
Choice Hotels International               COM      169905106     10000      389  X                             10000       0       0
Colfax Corporation                        COM      194014106    393513     9031  X                            393513       0       0
Conagra Food Inc                          COM      205887102     10000      238  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     2396  X                             30000       0       0
Contango Oil & Gas Co                     COM      21075N204      4407      279  X                              4407       0       0
Corporate Executive Board                 COM      21988R102    220722     8911  X                            220722       0       0
Derma Sciences Inc                        COM      249827502     15000      146  X                             15000       0       0
Emergent Group Inc                        COM      29089V203     47000      398  X                             47000       0       0
Emerson Electric Co                       COM      291011104     10414      608  X                             10414       0       0
Exelon Corp                               COM      30161N101      8958      369  X                              8958       0       0
Female Health Company                     COM      314462102   2291861    11436  X                           2291861       0       0
Greenlight Capital Re LTD                 CL A     G4095J109    279148     7875  X                            279148       0       0
Hallmark Financial Services               COM      40624Q203   1925312    16134  X                           1925312       0       0
HEICO Corp                                CL A     422806208    131504     5915  X                            131504       0       0
Hospitality Properties Trust              COM      44106M102     23915      554  X                             23915       0       0
Interactive Intelligence Inc.             COM      45839M103   2482638    96103  X                           2482638       0       0
Interval Leisure Group                    COM      46113M108    307132     5022  X                            307132       0       0
INTL FCStone Inc                          COM      459028106   2310878    58743  X                           2310878       0       0
iShares Trust iBoxx Inv Grade CPBD        CPBD     464287242      5564      602  X                              5564       0       0
iShares Trust Treas Inflat                US TIP B 464287176      7406      808  X                              7406       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      9600      711  X                              9600       0       0
Leucadia National Corp.                   COM      527288104      6976      262  X                              6976       0       0
Level 3 Communications                    COM      52729N100     14500       21  X                             14500       0       0
Lockheed Martin Corporation               COM      539830109      9286      747  X                              9286       0       0
Microsoft Corp.                           COM      594918104     31574      802  X                             31574       0       0
Morningstar, Inc.                         COM      617700109    101397     5920  X                            101397       0       0
National Retail Properties, Inc.          COM      637417106     14000      366  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000     1254  X                             12000       0       0
Omega Flex, Inc.                          COM      682095104    383995     5165  X                            383995       0       0
OneBeacon Insurance Group                 CL A     G67742109     11253      152  X                             11253       0       0
Pennsylvania Real Estate Invt             SH BEN IN709102107     10155      145  X                             10155       0       0
Pfizer Inc.                               COM      717081103     10000      203  X                             10000       0       0
Pizza Inn Inc                             COM      725848105    113155      227  X                            113155       0       0
PowerShares Global Trust                  Nat Muni 73936T474     47413     1054  X                             47413       0       0
Psychemedics Corp                         COM      744375205     11917      132  X                             11917       0       0
Reis Inc                                  COM      75936P105     22350      176  X                             22350       0       0
Sears Holdings Corp                       COM      812350106     15514     1282  X                             15514       0       0
Simulations Plus Inc                      COM      829214105     42951      136  X                             42951       0       0
SPDR Series Trust                         IN TR ETF78464A516     20752     1242  X                             20752       0       0
Stamps.com                                COM      852857200   1013005    13524  X                           1013005       0       0
Stratasys Inc.                            COM      862685104     10500      494  X                             10500       0       0
Tandy Leather Factory Inc.                COM      87538X105   1647336     8187  X                           1647336       0       0
The Dolan Company                         COM      25659P402   1244598    15109  X                           1244598       0       0
The Middleby Corp                         COM      596278101     28083     2615  X                             28083       0       0
TravelCenters of America                  COM      894174101     30000      227  X                             30000       0       0
Travelzoo Inc.                            COM      89421Q106    233193    15528  X                            233193       0       0
U S Global Investors Inc                  CL A     902952100     22859      185  X                             22859       0       0
Utah Medical Products                     COM      917488108    331348     9576  X                            331348       0       0
Walgreens Co                              COM      931422109      9942      399  X                              9942       0       0
Western Union Co                          COM      959802109     31172      647  X                             31172       0       0
Winmark Corp                              COM      974250102    848500    39141  X                            848500       0       0
Winthrop Realty Trust, Inc.               COM      976391102     16292      200  X                             16292       0       0
XCEL Energy Inc.                          COM      98389B100     26000      621  X                             26000       0       0
Zimmer Holdings, Inc.                     COM      98956P102     11822      716  X                             11822       0       0